Segment information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segments
Revenues	€ 751,448	€ 618,034	€ 500,924	[1]
Operating income (loss)	20,850	40,996	48,556	[1]
EVT Execute
Segments
Revenues	546,718	471,052	394,094
EVT Execute | Contributions
Segments
Revenues	10,551	8,565	4,648
EVT Innovate
Segments
Revenues	204,730	146,982	106,830
Operating segments | EVT Execute
Segments
Revenues	735,635	610,168	509,870
Operating income (loss)	32,523	63,109	77,362
Operating segments | EVT Execute | Contributions
Segments
Revenues	10,551	8,565	4,648
Operating segments | EVT Innovate
Segments
Revenues	204,730	146,982	106,830
Operating income (loss)	(11,673)	(22,113)	(28,806)
Intersegment eliminations
Segments
Revenues	€ (188,917)	€ (139,116)	€ (115,776)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”